Lease obligations (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease obligations
Amortization of lease incentives and other	$ (5,672)	$ (9,997)	$ (8,099)
ROU asset amortization	127,634	263,627	600,911
Lease liability accretion	113,041	99,803	90,378
Non-cash lease amortization and accretion	$ 235,003	$ 353,433	$ 683,190